PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Components of Company's Property and Equipmen

Property and equipment consisted of the following (in thousands):

	September 30, 2014	December 31, 2013	Estimated Useful Lives
Vehicles	$17,990	$13,851	3 - 5 years
Computer equipment and software	15,863	6,742	3 - 5 years
Leasehold improvements	11,885	13,345	2 - 15 years
Office furniture, fixtures and equipment	8,472	4,793	7 years
Warehouse equipment	111	1,802	7 years
Buildings	702	702	39 years
Construction in process	10,732	3,119

	65,755	44,354
Accumulated depreciation and amortization	(13,878)	(8,536)

Net property and equipment	$51,877	$35,818

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2013	2012
Vehicles	$13,851	$10,038	3 - 5 years
Computer equipment and software	6,742	4,797	3 - 5 years
Leasehold improvements	13,345	7,599	2 - 15 years
Office furniture, fixtures and equipment	4,793	1,924	7 years
Warehouse equipment	1,802	3,066	7 years
Buildings	702	702	39 years
Construction in process	3,119	3,245

	44,354	31,371
Accumulated depreciation and amortization	(8,536)	(1,165)

Net property and equipment	$35,818	$30,206